Earnings Per Share - Schedule of Earnings Per Share (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Income attributable to Royal Dutch Shell plc shareholders	$ 12,977	$ 4,575	$ 1,939
Weighted average number of A and B shares used as the basis for determining:
Basic earnings per share, in shares	8,223.4	7,833.7	6,320.3
Diluted earnings per share, in shares	8,299.0	7,891.7	6,393.8